Loans and Debentures - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans debentures and finance leases details 1 [abstract]
Loans, debentures and finance leases, beginning	R$ 15,116,139	R$ 13,426,845
New loans and debentures with cash effect	2,105,737	4,461,112
Interest accrued	845,844	873,202
Principal payment/ installments for financial leasing	(2,644,704)	(3,715,838)
Interest payment	(1,469,780)	(737,564)
Monetary and exchange rate variation	296,441	804,273
Change in fair value	113,060	50,175
Adoption IFRS 16 – transfer to Note 13.b	1,363,803	(46,066)
Loans, debentures and finance leases, ending	R$ 14,362,737	R$ 15,116,139